Loss on Impairment	11 Months Ended
Dec. 31, 2021
Noble Finance Company [Member]
Loss on Impairment
Note 7— Loss on Impairment
Asset Impairments
Consistent with our accounting policies discussed in “Note 1— Organization and Significant Accounting Policies,” we evaluate our property and equipment for impairment whenever there are changes in facts which suggest that the value of the asset is not recoverable. For the period from January 1, 2021 through February 5, 2021 and the period from February 6, 2021 through December 31, 2021, we did not identify any impairment triggers for our property and equipment.
During the first quarter of 2020, the pandemic and OPEC+ production level disagreements resulted in an unprecedented steep decline in the demand for oil and a substantial surplus of oil. We considered these events to be an impairment indicator and based on our assumptions and analysis, we impaired the carrying value of four floaters. For our impaired units, the carrying values were written down to scrap value and subsequently sold in late 2020.
During the fourth quarter of 2020, the combination of the growing commitments by many of our customers to a transition to cleaner energy options, and the prolonged impacts of the pandemic, the continued oversupply of offshore drilling units placed further downward pressure on global oil demand and on our industry, potentially lengthening what was already expected to be a slow recovery. We considered these events to be an impairment indicator and based on our assumptions and analysis, we impaired the carrying value of three floaters and nine jackups. We estimated the fair values of these units using a weighting between an income valuation approach and a market approach, utilizing significant unobservable inputs, representative of a Level 3 fair value measurement. Assumptions used in our assessment included, but were not limited to, future marketability of each unit in light of the current market conditions and its current technical specifications, timing of future contract awards and expected operating dayrates, operating costs, utilization rates, discount rates, capital expenditures, market values, weighting of market values, reactivation costs, estimated economic useful lives and, in certain cases, our belief that a drilling unit is no longer marketable and is unlikely to return to service in the near to medium term.
During the quarters ended March 31, 2020 and December 31, 2020, we recognized non-cash
losses on impairment of $1.1 billion and $2.8 billion, respectively, related to certain rigs and related capital spares. If we experience prolonged unfavorable changes to current market conditions, reactivation costs or dayrates or if we are unable to secure new or extended contracts for our rigs, it is reasonably possible that the estimate of undiscounted cash flows may change in the near term, resulting in the need to write down the affected assets to their corresponding estimated fair values. The impact of the current global economic turmoil on our customers’ and our business continues to be uncertain. During the year ended December 31, 2020, we recognized approximately $3.9 billion in impairment charges for seven floaters and nine jackups, and $24.0 million of impairment charges related to certain capital spare equipment.
Based upon our impairment analysis, we impaired the carrying values to their corresponding estimated fair values for two
floaters
,
and certain capital spare equipment, which resulted in an impairment charge of approximately $615.3 million for the year ended December 31, 2019. During the year ended December 31, 2019, we recognized a $595.5 million impairment on the
Noble Bully II
, of which $265.0 million was attributable to our joint venture partner at the time of impairment. For our impaired units, we estimated the fair value of these units by applying the income valuation approach utilizing significant unobservable inputs, representative of a Level 3 fair value measurement. If we experience unfavorable changes to current market conditions, reactivation costs or dayrates, or we are unable to return cold stacked rigs to service in the anticipated time frame or if we are unable to secure new or extended contracts for our active rigs, it is reasonably possible that the estimate of undiscounted cash flows may change in the near term, resulting in the need to write down the affected assets to their corresponding estimated fair values.